Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 21. Subsequent Events

On November 14, 2022, Westrock Beverage Solutions, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company, acquired one hundred percent (100%) of the equity securities of Kohana Coffee, LLC (“Kohana Coffee”), a Texas limited liability company. Kohana Coffee is an extract and ready-to-drink focused business, based in Richmond, California, serving customers in the retail and CPG industries. Aggregate consideration paid for Kohana Coffee included 1,852,608 shares of common stock of the Company, par value $0.01 per share, and approximately $15.5 million in cash, subject to customary adjustments.

We expect the business combination to be accounted for using the acquisition method of accounting under ASC 805. However, due to the timing of the acquisition subsequent to our September 30, 2022 reporting date, the initial accounting, including the allocation of purchase price and related supplemental pro forma information, is incomplete as of the filing date. As a result, applicable disclosures related to the acquisition of Kohana Coffee are not included herein.

Note 24. Subsequent Events

The Company has evaluated subsequent events through March 11, 2022, the date the financial statements were initially available to be issued.

On February 28, 2022 Falcon amended its working capital trade finance facility to extend the maturity of the facility to March 31, 2022 (see Note 13).

Events Subsequent to Original Issuance of Financial Statements (Unaudited)

On November 14, 2022, Westrock Beverage Solutions, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company, acquired one hundred percent (100%) of the equity securities of Kohana Coffee, LLC (“Kohana Coffee”), a Texas limited liability company. Kohana Coffee is an extract and ready-to-drink focused business, based in Richmond, California, serving customers in the retail and CPG industries. Aggregate consideration paid for Kohana Coffee included 1,852,608 shares of common stock of the Company, par value $0.01 per share, and approximately $15.5 million in cash, subject to customary adjustments.

As described in Note 2, on August 26, 2022, the Company closed on its previously announced merger with Riverview. At Closing, the Company issued 12,868,151 Common Shares to public and class B shareholders of Riverview, receiving $49.8 million of the cash held in the trust account of Riverview, which is net of $17.1 million of Riverview transaction expenses offset against proceeds received by the Company at Closing. The 12,868,151 shares include 1,910,000 shares issued to PIPE investors who elected to satisfy their PIPE commitments through the purchase of shares of Class A common stock of Riverview on the public market, pursuant to the terms of their respective subscription agreements.

Substantially concurrently with the Closing, the Company received $205.9 million in cash proceeds (which amount excludes contribution to the Company of certain related party notes as described in Note 13) from common stock PIPE investments (the “PIPE Financing”), issued 20,590,000 Common Shares to the PIPE investors (which share amount excludes the conversion of the related party notes as described in Note 13 and the conversion of the Convertible Note described below), and entered into a credit agreement that includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million.

Pursuant to the terms of the subscription agreement entered into by the Company and Wooster, pursuant to which Wooster has agreed to subscribe for and purchase, and the Company has agreed to issue and sell to Wooster, an aggregate of 2,150,000 shares of common stock of the Company at a price of $10.00 per share, for aggregate gross proceeds of $21,500,000, on July 14, 2022, Wooster pre-funded $11.7 million of its commitment (the “Wooster Pre-fund”) and in exchange thereof was issued a subordinated convertible note by the Company (the “Convertible Note”). The Convertible Note has a principal amount of $11.7 million, will mature one year from the date of issuance (July 13, 2023), has an interest rate of 8% per annum which is payable quarterly on the last business day of each quarter, and will automatically convert at the closing of the Transaction into a number of shares of common stock of the New Company equal to the quotient of the principal amount of the Convertible Note then outstanding divided by $10.00. Any interest payment that is due and payable after December 31, 2022 on the Convertible Note is payable in kind and will be made by capitalizing such interest and increasing the principal amount of the Convertible Note by an amount equal to such interest. On August 26, 2022, in connection with the closing of the merger with Riverview, the Convertible Note, along with the related party notes as described in Note 13, were converted into Common Shares, resulting in the issuance of 2,500,000 Common Shares.

On March 16, 2022, Falcon refinanced its working capital trade finance facility. The facility was transferred to different lenders with the same terms as the previous facility. The new facility is uncommitted, repayable on demand and secured by Falcon’s assets. The facility is renewable on an annual basis beginning in March 2023.

On July 13, 2022, the Company entered into Amendment No. 6 to the Term Loan Agreement (the “Sixth Term Loan Amendment”) in order to permit Wooster Pre-fund. The Sixth Term Loan Amendment included the following modifications: (i) permitting the incurrence of subordinated debt from Wooster in the form of the Convertible Note; (ii) extending the PIK interest period to December 31, 2022; (iii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the Convertible Note); and (iv) amending the level of the Minimum Liquidity covenant that the Company is required to comply with. The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA. The Wooster Pre-fund, together with the Sixth Term Loan Amendment, allowed the Company to meet increased capital expenditure and working capital needs of the business and to remain in compliance with its financial covenants as of June 30, 2022.

As described in Note 2, the Company is dependent on its ability to generate cash flows from operations to finance its operations, service its debt requirements, maintain compliance with its covenants, and to fund capital requirements. If the Company is not able to generate sufficient cash flows from operations or is not able to maintain compliance with its financial covenants management will use its best efforts to raise additional capital or negotiate with its lenders to modify its covenants. As management’s ability to raise capital or amend its financial covenants cannot be assured, management has committed to either delay growth capital expenditures and/or reduce operating expenses, as necessary, or invoke the Capital Raise Agreement in order to have adequate liquidity and to remain in compliance with its debt covenants. The Capital Raise Agreement was entered into on November 22, 2021 in connection with the Fifth Term Loan Amendment (see Note 13) with affiliates of BBH, the Stephens Group, LLC, Wooster, Westrock Group, LLC, S-G Coffee, LLC (collectively, the “Capital Raise Investors”) and TCW Asset Management Company LLC, in its capacity as the agent for the term loan lenders party to the Fifth Term Loan Amendment. The Capital Raise Investors, together with their affiliates, are or were holders at the time of more than 5% of the Company’s outstanding voting securities. Pursuant to the terms of the Capital Raise Agreement, the Capital Raise Investors are required to make ‘required investments’ upon the occurrence of Trigger Events (as defined in the Capital Raise Agreement and including a bankruptcy default or a breach of the financial covenants without a cure). The Capital Raise Agreement is expected to terminate in connection with the closing of the Transaction and upon the extinguishment of the existing term loans of Westrock Coffee Company LLC, a wholly owned subsidiary of Westrock. If necessary, the Company will call on the remaining $20 million available under the Capital Raise Agreement, which will be required to be used to pay down debt, in order for the Company to maintain future compliance with the applicable covenants for at least the next twelve months from the date of reissuance of these financial statements.

On July 13, 2022, the Company entered into Amendment No. 4 to the ABL Credit Agreement, which included the following modifications: (i) permitting the incurrence of the 2022 Wooster Debt and (ii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the 2022 Wooster Debt). The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA.